First Trust Mortgage Income Fund (FMY)
Portfolio of Investments
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES – 50.2%
	Collateralized Mortgage Obligations – 23.1%
	Banc of America Mortgage Trust
$44,653	Series 2002-L, Class 1A1 (a)	3.55%	12/01/32	$34,245
	Citigroup Mortgage Loan Trust
72,634	Series 2005-6, Class A1, US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10% (b)	6.08%	09/01/35	73,367
10,965	Series 2009-10, Class 1A1 (a) (c)	4.15%	09/01/33	10,800
	Connecticut Avenue Securities Trust
1,000,000	Series 2019-R01, Class 2B1, 30 Day Average SOFR + CSA + 4.35% (b) (c)	9.53%	07/25/31	1,058,966
1,000,000	Series 2020-R02, Class 2B1, 30 Day Average SOFR + CSA + 3.00% (b) (c)	8.18%	01/25/40	997,771
	Countrywide Home Loan Mortgage Pass-Through Trust
240,345	Series 2006-HYB5, Class 3A1A, IO (a)	4.24%	09/01/36	213,865
	Credit Suisse Mortgage Trust
316,677	Series 2017-FHA1, Class A1 (c)	3.25%	04/01/47	282,995
	DSLA Mortgage Loan Trust
255,121	Series 2004-AR3, Class 2A2A, 1 Mo. CME Term SOFR + CSA + 0.74% (b)	6.10%	07/19/44	235,897
	Flagstar Mortgage Trust
1,044,721	Series 2021-9INV, Class A1 (c)	2.50%	09/01/41	899,843
	GSR Mortgage Loan Trust
2,390	Series 2003-10, Class 1A12 (a)	5.44%	10/01/33	2,285
79,702	Series 2005-AR1, Class 4A1 (a)	3.19%	01/01/35	69,841
	JP Morgan Mortgage Trust
225,014	Series 2006-A2, Class 4A1 (a)	5.60%	08/01/34	226,735
33,356	Series 2006-A2, Class 5A3 (a)	4.27%	11/01/33	32,417
	LHOME Mortgage Trust
1,000,000	Series 2023-RTL2, Class M (c) (d)	9.00%	06/25/28	915,075
	MASTR Alternative Loan Trust
3,544,999	Series 2006-2, Class 2A3, 1 Mo. CME Term SOFR + CSA + 0.35% (b)	5.76%	03/25/36	351,398
	MASTR Asset Securitization Trust
15,664	Series 2003-11, Class 6A16	5.25%	12/01/33	14,809
	MortgageIT Trust
161,452	Series 2005-2, Class 2A, 1 Mo. LIBOR + 1.65% (b)	6.88%	05/01/35	152,046
	New Residential Mortgage Loan Trust
204,672	Series 2014-2A, Class A2 (c)	3.75%	05/01/54	189,570
	Pretium Mortgage Credit Partners I LLC
1,000,000	Series 2021-NPL2, Class A2 (c) (d)	3.84%	06/27/60	826,537
	PRKCM Trust
1,000,000	Series 2021-AFC1, Class B2 (c)	3.95%	08/01/56	577,329
	Residential Accredit Loans, Inc.
72,598	Series 2006-QO1, Class 2A1, 1 Mo. CME Term SOFR + CSA + 0.54% (b)	5.95%	02/25/46	46,373
694,755	Series 2006-QS6, Class 1AV, IO (a)	0.77%	06/01/36	14,684
	Residential Asset Securitization Trust
19,412	Series 2004-A3, Class A7	5.25%	06/01/34	17,481
	Roc Mortgage Trust
1,000,000	Series 2021-RTL1, Class M (c)	5.68%	08/25/26	878,201
	RUN Trust
893,477	Series 2022-NQM1, Class A1 (c)	4.00%	03/01/67	845,321
	Starwood Mortgage Residential Trust
907,081	Series 2022-3, Class A1 (c)	4.16%	03/01/67	853,285

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates
$8,167	Series 2001-SB1, Class A2	3.38%	08/01/31	$8,119
	VCAT LLC
1,000,000	Series 2021-NPL5, Class A2 (c) (d)	3.84%	08/25/51	830,848
1,000,000	Series 2021-NPL6, Class A2 (c) (d)	3.97%	09/25/51	858,144
	Vendee Mortgage Trust
32,935,242	Series 2010-1, Class DI, IO (a)	0.25%	04/01/40	235,642
	Washington Mutual Alternative Mortgage Pass-Through Certificates
10,273	Series 2007-5, Class A11, 1 Mo. CME Term SOFR + CSA x -6 + 39.48% (e)	7.01%	06/25/37	10,554
	WinWater Mortgage Loan Trust
222,792	Series 2015-3, Class B1 (a) (c)	3.85%	03/01/45	207,071
				11,971,514
	Commercial Mortgage-Backed Securities – 27.1%
	BAMLL Commercial Mortgage Securities Trust
1,000,000	Series 2013-WBRK, Class A (a) (c)	3.53%	03/01/37	896,835
	BANK
22,422,204	Series 2017-BNK7, Class XA, IO (a)	0.72%	09/01/60	506,558
	BBCMS Mortgage Trust
1,000,000	Series 2018-TALL, Class B, 1 Mo. CME Term SOFR + CSA + 1.12% (b) (c)	6.39%	03/15/37	833,199
	Benchmark Mortgage Trust
1,000,000	Series 2020-IG2, Class UBRD (a) (c)	3.51%	09/01/48	828,822
	CCRE Commercial Mortgage Securities L.P.
7,964,330	CFCRE Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2017-C8, Class XA, IO (a)	1.48%	06/01/50	333,482
	CD Mortgage Trust
8,645,611	Series 2018-CD7, Class XA, IO (a)	0.64%	08/01/51	235,790
	Citigroup Commercial Mortgage Trust
4,198,941	Series 2015-GC29, Class XA, IO (a)	1.01%	04/01/48	55,562
8,655,731	Series 2016-GC37, Class XA (a)	1.65%	04/01/49	282,892
5,541,329	Series 2016-P4, Class XA, IO (a)	1.89%	07/01/49	228,044
	COMM Mortgage Trust
142,472	Series 2013-LC13, Class XA, IO (a)	0.79%	08/01/46	1
122,774,000	Series 2014-UBS6, Class XB, IO (a) (c)	0.04%	12/01/47	85,414
3,829,000	Series 2015-CCRE26, Class XD, IO (a) (c)	1.22%	10/01/48	88,717
15,050,280	Series 2015-LC21, Class XA, IO (a)	0.65%	07/01/48	143,367
	Credit Suisse Mortgage Capital Certificates
1,000,000	Series 2021-980M, Class G (a) (c)	3.54%	07/15/31	674,439
	Credit Suisse Mortgage Trust
1,000,000	Series 2022-CNTR, Class A, 1 Mo. CME Term SOFR + CSA + 3.94%, 4.09% Floor (b) (c)	9.17%	01/15/24	843,866
	CSAIL Commercial Mortgage Trust
5,895,004	Series 2020-C19, Class XA, IO (a)	1.10%	03/01/53	311,443
	FIVE Mortgage Trust
28,973,070	Series 2023-V1, Class XA, IO (b)	0.83%	02/01/56	917,818
	GS Mortgage Securities Corp Trust
1,000,000	Series 2018-3PCK, Class C, 1 Mo. CME Term SOFR + CSA + 3.50% (b) (c)	8.84%	09/15/31	939,281
	GS Mortgage Securities Trust
866,453	Series 2012-GCJ9, Class D (a) (c)	4.61%	11/01/45	797,254

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Hawaii Hotel Trust
$1,000,000	Series 2019-MAUI, Class A, 1 Mo. CME Term SOFR + CSA + 1.15% (b) (c)	6.42%	05/15/38	$994,405
	Houston Galleria Mall Trust
1,000,000	Series 2015-HGLR, Class D (c)	3.98%	03/01/37	907,091
	Hudsons Bay Simon JV Trust
306,078	Series 2015-HBFL, Class DFL, 1 Mo. CME Term SOFR + CSA + 3.90% (b) (c)	9.16%	08/05/34	251,812
	JP Morgan Chase Commercial Mortgage Securities Trust
20,331,933	Series 2016-JP4, Class XA, IO (a)	0.58%	12/01/49	296,596
969,086	Series 2018-PHH, Class A, 1 Mo. CME Term SOFR + CSA + 1.21%, 2.71% Floor (b) (c)	6.48%	06/15/35	902,247
	LSTAR Commercial Mortgage Trust
1,500,000	Series 2017-5, Class D (a) (c)	4.67%	03/01/50	1,035,753
24,682,963	Series 2017-5, Class X, IO (a) (c)	0.80%	03/01/50	417,964
	Morgan Stanley Bank of America Merrill Lynch Trust
19,849,108	Series 2014-C16, Class XA, IO (a)	0.87%	06/01/47	51,647
1,882,120	Series 2014-C19, Class XA, IO (a)	0.95%	12/01/47	14,478
5,632,500	Series 2014-C19, Class XE, IO (a) (c)	1.18%	12/01/47	85,093
435,653	Series 2016-C31, Class XA (a)	1.27%	11/01/49	13,438
	Morgan Stanley Capital I Trust
2,180,000	Series 2016-UBS9, Class XD, IO (a) (c)	1.59%	03/01/49	79,227
	Wells Fargo Commercial Mortgage Trust
1,265,946	Series 2015-C26, Class XA, IO (a)	1.18%	02/01/48	16,732
				14,069,267
	Total Mortgage-Backed Securities			26,040,781
	(Cost $29,588,757)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES – 42.8%
	Collateralized Mortgage Obligations – 22.4%
	Federal Home Loan Mortgage Corp.
959	Series 2303, Class SW, IO, ECOFIN x -15.87 + 121.11%, Capped at 10.00% (e)	10.00%	03/01/24	22
122,165	Series 2439, Class XI, IO, if 1 Mo. LIBOR x -1 + 7.74% is less than 7.50%, then 6.50%, otherwise 0.00% (e)	6.50%	03/01/32	16,656
607,247	Series 2975, Class SJ, IO, 30 Day Average SOFR + CSA x -1 + 6.65% (e)	1.47%	05/15/35	40,761
155,876	Series 3012, Class GK, 30 Day Average SOFR + CSA x -4.5 + 24.75% (e)	1.43%	06/15/35	149,679
14,628	Series 3451, Class SB, IO, 30 Day Average SOFR + CSA x -1 + 6.03% (e)	0.85%	05/15/38	930
215,354	Series 3471, Class SD, IO, 30 Day Average SOFR + CSA x -1 + 6.08% (e)	0.90%	12/15/36	15,620
250,000	Series 3797, Class KB	4.50%	01/01/41	243,311
10,745	Series 4021, Class IP, IO	3.00%	03/01/27	369
184,828	Series 4057, Class YI, IO	3.00%	06/01/27	6,794
377,075	Series 4082, Class PI, IO	3.00%	06/01/27	13,756
246,415	Series 4206, Class IA, IO	3.00%	03/01/33	19,983
3,158,331	Series 4938, Class IB, IO	4.00%	07/01/49	408,711
	Federal Home Loan Mortgage Corp. STACR REMIC Trust
1,000,000	Series 2020-DNA2, Class B2, 30 Day Average SOFR + CSA + 4.80% (b) (c)	9.98%	02/25/50	988,052
1,000,000	Series 2020-HQA2, Class B2, 30 Day Average SOFR + CSA + 7.60% (b) (c)	12.78%	03/25/50	1,112,855

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal Home Loan Mortgage Corp. STACR Trust
$1,000,000	Series 2019-DNA3, Class B2, 30 Day Average SOFR + CSA + 8.15% (b) (c)	13.33%	07/25/49	$1,106,247
1,000,000	Series 2019-DNA4, Class B2, 30 Day Average SOFR + CSA + 6.25% (b) (c)	11.43%	10/25/49	1,046,666
1,000,000	Series 2019-HQA3, Class B1, 30 Day Average SOFR + CSA + 3.00% (b) (c)	8.18%	09/25/49	1,014,040
	Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
44,789	Series T-56, Class APO	(f)	05/01/43	44,367
	Federal Home Loan Mortgage Corp., STRIPS
19,649	Series 177, IO	7.00%	07/01/26	1,286
	Federal National Mortgage Association
15,509	Series 1996-46, Class ZA	7.50%	11/01/26	15,564
13,065	Series 1997-85, Class M, IO	6.50%	12/01/27	184
17,575	Series 2002-80, Class IO, IO	6.00%	09/01/32	1,131
44,967	Series 2003-15, Class MS, IO, 30 Day Average SOFR + CSA x -1 + 8.00% (e)	2.82%	03/25/33	4,450
53,628	Series 2003-44, Class IU, IO	7.00%	06/01/33	8,242
8,339	Series 2004-74, Class SW, 30 Day Average SOFR + CSA x -2 + 15.50% (e)	5.13%	11/25/31	8,620
26,268	Series 2005-59 Class SU, 30 Day Average SOFR + CSA x -5 + 25.50%, 0.00% Floor (e)	0.00%	06/25/35	23,247
54,495	Series 2005-6, Class SE, IO, 30 Day Average SOFR + CSA x -1 + 6.70% (e)	1.52%	02/25/35	3,709
27,674	Series 2007-100, Class SM, IO, 30 Day Average SOFR + CSA x -1 + 6.45% (e)	1.27%	10/25/37	2,261
156,894	Series 2007-37, Class SB, IO, 30 Day Average SOFR + CSA x -1 + 6.75% (e)	1.57%	05/25/37	14,683
294,177	Series 2008-17, Class BE	5.50%	10/01/37	290,160
615,133	Series 2010-103, Class ID, IO	5.00%	09/01/40	99,795
37,817	Series 2010-99, Class SG, 1 Mo. LIBOR x -5 + 25.00%, 0.00% Floor (e)	0.00%	09/01/40	37,807
364,694	Series 2011-81, Class PI, IO	3.50%	08/01/26	10,290
54,363	Series 2012-111, Class B	7.00%	10/01/42	56,351
245,873	Series 2012-112, Class BI, IO	3.00%	09/01/31	4,918
1,310,939	Series 2012-125, Class MI, IO	3.50%	11/01/42	184,368
16,897	Series 2013-132, Class SW, 1 Mo. LIBOR x -2.67 + 10.67%, 0.00% Floor (e)	0.00%	01/01/44	12,374
1,669,333	Series 2013-32, Class IG, IO	3.50%	04/01/33	178,634
196,232	Series 2013-51, Class PI, IO	3.00%	11/01/32	16,495
1,340,482	Series 2015-20, Class ES, IO, 30 Day Average SOFR + CSA x -1 + 6.15% (e)	0.97%	04/25/45	151,222
97,545	Series 2015-76, Class BI, IO	4.00%	10/01/39	2,478
168,142	Series 2016-74, Class LI, IO	3.50%	09/01/46	43,100
2,565,954	Series 2017-109, Class SJ, IO, 30 Day Average SOFR + CSA x -1 + 6.20% (e)	1.02%	01/25/48	274,811
1,930,248	Series 5179, Class GZ	2.00%	01/01/52	1,056,952
	Federal National Mortgage Association, STRIPS
17,276	Series 305, Class 12, IO (g)	6.50%	12/01/29	1,539
31,989	Series 355, Class 18, IO	7.50%	11/01/33	4,563
451,315	Series 406, Class 6, IO (g)	4.00%	01/01/41	74,102
	Government National Mortgage Association
215,907	Series 2004-95, Class QZ	4.50%	11/01/34	209,020
113,637	Series 2005-33, Class AY	5.50%	04/01/35	113,191

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$137,304	Series 2007-68, Class PI, IO, 1 Mo. CME Term SOFR + CSA x -1 + 6.65% (e)	1.28%	11/20/37	$3,312
100,000	Series 2008-2, Class HB	5.50%	01/01/38	98,430
113,348	Series 2008-73, Class SK, IO, 1 Mo. CME Term SOFR + CSA x -1 + 6.74% (e)	1.37%	08/20/38	5,158
162,258	Series 2009-79, Class PZ	6.00%	09/01/39	171,278
218,975	Series 2013-104, Class YS, IO, 1 Mo. CME Term SOFR + CSA x -1 + 6.15% (e)	0.81%	07/16/43	12,638
3,603,923	Series 2015-158, Class KS, IO, 1 Mo. CME Term SOFR + CSA x -1 + 6.25% (e)	0.88%	11/20/45	382,827
75,999	Series 2016-139, Class MZ	1.50%	07/01/45	56,215
160,382	Series 2017-4, Class CZ	3.00%	01/01/47	129,316
130,738	Series 2017-H18, Class DZ (g)	4.63%	09/01/67	122,763
10,259,019	Series 2020-13, Class BT, IO, 1 Mo. CME Term SOFR + CSA x -1 + 6.20%, Capped at 0.50% (e)	0.50%	11/20/45	213,235
1,478,000	Series 2022-146, Class PL	4.00%	08/01/52	1,269,235
				11,598,773
	Commercial Mortgage-Backed Securities – 15.3%
	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
30,000,000	Series K043, Class X3, IO (a)	1.63%	02/01/43	664,656
14,500,000	Series K071, Class X3, IO (a)	2.01%	11/01/45	1,087,909
4,000,000	Series K110, Class X3, IO (a)	3.40%	06/01/48	693,659
4,605,411	Series K115, Class X3, IO (a)	2.96%	09/01/48	711,040
4,326,216	Series K118, Class X3, IO (a)	2.69%	10/25/48	620,561
1,900,000	Series K122, Class X3, IO (a)	2.63%	01/01/49	270,610
5,000,000	Series K124, Class X3, IO (a)	2.62%	02/01/49	713,068
3,343,856	Series K128, Class X3, IO (a)	2.78%	04/01/31	515,728
1,831,144	Series K739, Class X3, IO (a)	2.81%	11/25/48	171,605
342,148,454	Series KBX1, Class X1, IO (a)	0.09%	01/01/26	580,044
4,571,896	Series KG06, Class X3, IO (a)	2.73%	10/01/31	715,053
	Federal National Mortgage Association, ACES
13,100,000	Series 2019-M29, Class X4, IO	0.70%	03/01/29	380,188
	Freddie Mac Multiclass Certificates
5,979,399	Series 2021-P011, Class X1, IO (a)	1.78%	09/01/45	725,206
	Government National Mortgage Association
2,211,909	Series 2016-11, Class IO, IO (g)	0.78%	01/01/56	75,582
				7,924,909
	Pass-through Security – 5.1%
	Fannie Mae or Freddie Mac
2,000,000	Pool TBA (h)	3.00%	05/01/52	1,752,110
1,000,000	Pool TBA (h)	3.50%	06/02/52	907,402
				2,659,512
	Total U.S. Government Agency Mortgage-Backed Securities			22,183,194
	(Cost $25,463,004)
ASSET-BACKED SECURITIES – 6.1%
	Adams Outdoor Advertising LP
1,000,000	Series 2023-1, Class B (c)	8.81%	07/15/53	1,000,943
	AMSR Trust
1,000,000	Series 2020-SFR4, Class A (c)	1.36%	11/01/37	905,707

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	CoreVest American Finance Trust
$9,015,252	Series 2021-3, Class XA, IO (a) (c)	2.39%	10/01/54	$564,195
	Mid-State Capital Corp. Trust
127,067	Series 2005-1, Class A	5.75%	01/01/40	124,327
	PAGAYA AI Debt Trust
577,840	Series 2022-3, Class A (c)	6.06%	03/15/30	575,813
	Total Asset-Backed Securities			3,170,985
	(Cost $3,288,517)

Shares	Description	Value
MONEY MARKET FUNDS – 4.7%
2,423,488	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.13% (i)	2,423,488
	(Cost $2,423,488)

Total Investments – 103.8%	53,818,448
(Cost $60,763,766)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS PURCHASED – 0.0%
10	U.S. 10-Year Treasury Futures Call	$1,109	$113.50	11/24/23	11,094
10	U.S. 5-Year Treasury Futures Call	227	107.75	08/25/23	2,265
10	U.S. 5-Year Treasury Futures Call	992	108.00	11/24/23	9,922
	Total Call Options Purchased				23,281
	(Premiums paid $34,298)

Net Other Assets and Liabilities – (3.8)%	(1,996,061)
Net Assets – 100.0%	$51,845,668

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
US Treasury 10 Year Note Future	Long	39	Sep 2023	$ 4,344,844	$12,266
US Treasury 2 Year Note Future	Long	15	Sep 2023	3,045,469	8,477
US Treasury 5 Year Note Future	Long	5	Sep 2023	534,102	(898)
US Treasury Bond Future	Long	37	Sep 2023	4,604,187	74,781
US Treasury Ultra 10 Year Note Future	Long	22	Sep 2023	2,573,656	39,750
US Treasury Ultra Long Bond Future	Long	2	Sep 2023	264,437	5,437
				$15,366,695	$139,813

(a)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(b)	Floating or variable rate security.
(c)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s investment advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2023, securities noted as such amounted to $29,207,693 or 56.3% of net assets.
(d)	Step-up security. A security where the coupon increases or steps up at a predetermined date. Interest rate shown reflects the rate in effect at July 31, 2023.

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
(e)	Inverse floating rate security.
(f)	Zero coupon security.
(g)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(h)	All or portion of this security is part of a mortgage dollar roll agreement.
(i)	Rate shown reflects yield as of July 31, 2023.

Abbreviations throughout the Portfolio of Investments:
ACES	Alternative Credit Enhancement Securities
CME	Chicago Mercantile Exchange
CSA	Credit Spread Adjustment
ECOFIN	Enterprise 11th District COFI Institutional Replacement Index
IO	Interest-Only Security - Principal amount shown represents par value on which interest payments are based.
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STACR	Structured Agency Credit Risk
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To-Be-Announced Security

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2023 is as follows:
	Total Value at 7/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mortgage-Backed Securities	$ 26,040,781	$ —	$ 26,040,781	$ —
U.S. Government Agency Mortgage-Backed Securities	22,183,194	—	22,183,194	—
Asset-Backed Securities	3,170,985	—	3,170,985	—
Money Market Funds	2,423,488	2,423,488	—	—
Total Investments	53,818,448	2,423,488	51,394,960	—
Call Options Purchased	23,281	23,281	—	—
Futures Contracts	139,813	139,813	—	—
Total	$ 53,981,542	$ 2,586,582	$ 51,394,960	$—